Nature of Expense (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Statement Nature of Expense [Line Items]
Employee benefits	₨ 36,299	₨ 33,802	₨ 33,562
Depreciation expense	8,527	8,640	8,362
Amortisation expense	4,269	3,832	3,828
Cost of revenues [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	11,529	10,643	10,644
Depreciation expense	6,061	6,366	6,484
Amortisation expense	0	175	284
Selling, general and administrative expenses [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	20,052	18,658	18,291
Depreciation expense	1,491	1,294	801
Amortisation expense	4,171	3,547	3,421
Research and development expenses [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	4,718	4,501	4,627
Depreciation expense	975	980	1,077
Amortisation expense	₨ 98	₨ 110	₨ 123